FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 10. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021 and 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021	December 31, 2020
Assets
Cash and marketable securities held in Trust Account	1	$276,207,207	$276,209,453
Liabilities:
Warrant Liability — Public Warrants	1	$8,964,000	$19,458,000
Warrant Liability — Private Placement Warrants	3	$13,805,441	$10,643,808

The Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities in the accompanying consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statements of operations.

The measurement of the Public Warrants as of December 31, 2021 and 2020 is classified as Level 1 due to the use of an observable market quote in an active market. Level 3 financial liabilities consist of the Private Placement Warrant liability for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.

The fair value of the Private Placement Warrants was estimated at December 31, 2021 and 2020 to be $1.84 per warrant and $1.42 per warrant, respectively, using the modified Black-Scholes option pricing model and the following assumptions:

	December 31, 2021	December 31, 2020
Risk free rate	1.26%	0.47%
Expected term	5.04	5.76
Dividend yield	0.00%	0.00%
Expected volatility	24.28%	19.0%
Exercise price	$11.50	$11.50
Unit Price	$9.96	$10.15

The following table presents the changes in the fair value of Level 3 warrant liabilities:

					Warrant
	Private Placement		Public		Liabilities
Fair value as of January 1, 2020	$		$		$
Initial measurement on July 7, 2020 (Initial Public Offering)		6,241,600		11,454,000	17,695,600
Transfer to Level 1		—		(11,046,900)	(11,046,900)
Change in fair value		4,402,208		(407,100)	3,995,108
Fair value as of December 31, 2020		$10,643,808		$—	$10,643,808
Change in fair value		3,161,633		—	3,161,633
Fair value as of December 31, 2021		$13,805,441		—	$13,805,441

Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, subsequent to initial measurement, the Company had transfers out of Level 3 totaling approximately $11.1 million during the period from July 7, 2020 through December 31, 2020. There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the year ended December 31, 2021.